UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 9/30/16

Fund's investmentsCollateral Trust

As of 9-30-16 (unaudited)
	Maturity date	Yield	* (%)	Par value^	Value
Commercial paper 71.8%					$980,200,964
(Cost $980,038,780)
Bank of Tokyo-Mitsubishi UFJ, Ltd.	10-03-16 to 11-23-16	0.480 to 0.850		80,000,000	79,964,780
Barclays Bank PLC	10-25-16	0.000		3,000,000	2,999,194
BASF SE	11-22-16	0.690		25,000,000	24,980,788
CAFCO LLC	01-03-17 to 03-02-17	0.940 to 1.230		64,500,000	64,283,029
Caisse Centrale Desjardins	11-17-16 to 11-22-16	0.860 to 0.880		50,000,000	49,964,055
Cargill Global Funding PLC	10-05-16	0.400		22,000,000	21,998,931
Cargill, Inc.	10-07-16	0.390		36,000,000	35,997,480
CPPIB Capital, Inc.	10-07-16	0.400		25,000,000	24,998,250
CPPIB Capital, Inc.	10-03-16	0.430		20,000,000	19,999,433
Credit Suisse AG	10-04-16	0.950		50,000,000	49,997,950
Cummins, Inc.	10-05-16	0.400 to 0.430		7,050,000	7,049,628
Emerson Electric Company	10-05-16	0.370		13,000,000	12,999,368
Essilor International SA	10-12-16 to 10-17-16	0.470 to 0.490		50,000,000	49,992,063
Exxon Mobil Corp.	10-03-16	0.380		3,000,000	2,999,934
Henkel of America, Inc.	10-03-16 to 12-12-16	0.400 to 0.710		53,050,000	53,019,783
Illinois Tool Works, Inc.	10-03-16	0.400		10,000,000	9,999,692
John Deere Canada ULC	10-03-16	0.440		18,000,000	17,999,490
John Deere Financial, Inc.	10-06-16 to 10-07-16	0.450 to 0.470		59,150,000	59,146,229
Macquarie Bank, Ltd.	11-14-16	0.920		25,000,000	24,980,781
Manhattan Asset Funding Company LLC	11-03-16 to 11-04-16	0.880		50,000,000	49,971,536
National Rural Utilities Cooperative Finance Corp.	10-03-16	0.380		20,000,000	19,999,383
Novartis Finance Corp.	10-03-16	0.250		22,800,000	22,799,354
Old Line Funding LLC	10-25-16 to 01-24-17	0.610 to 1.080		55,000,000	54,910,425
Piedmont Natural Gas Company, Inc.	10-03-16 to 10-06-16	0.550 to 0.570		68,000,000	67,996,522
Sanofi	12-22-16	0.700		2,500,000	2,496,599
Telstra Corp., Ltd.	02-09-17	1.185		30,000,000	29,911,560
Thunder Bay Funding LLC	02-09-17	1.150		10,000,000	9,961,427
Toyota Credit Canada, Inc.	12-12-16 to 01-27-17	0.820 to 1.030		60,000,000	59,865,562
Toyota Motor Credit Corp.	06-05-17	1.180		10,000,000	9,918,780
Unilever Capital Corp.	10-03-16	0.380		1,000,000	999,972
United Parcel Services, Inc.	10-03-16 to 10-03-16	0.380 to 0.400		13,000,000	12,999,632
Wal-Mart Stores, Inc.	10-03-16	0.380		25,000,000	24,999,354
Corporate interest-bearing obligations 8.5%					$116,573,948
(Cost $116,535,623)
Caisse Centrale Desjardins (S)	09-12-17	1.550		24,539,000	24,578,042
Cooperatieve Rabobank UA (P)	11-23-16	1.097		10,000,000	10,003,180
JPMorgan Chase & Co. (P)(S)	02-21-17	1.181		50,000,000	50,043,200
Macquarie Bank, Ltd. (S)	02-22-17 to 03-24-17	1.650 to 5.000		6,898,000	6,952,301
Toyota Motor Credit Corp. (P)	04-24-17	1.045		25,000,000	24,997,225
U.S. Government Agency obligations 1.2%					$16,648,044
(Cost $16,640,230)
Federal Agricultural Mortgage Corp. (P)	04-05-17 to 10-03-17	0.510 to 0.616		11,000,000	11,003,230
Federal Farm Credit Bank (P)	03-21-17	0.526		3,000,000	3,001,437
Federal Home Loan Bank	10-19-16	0.280 to 5.125		2,640,000	2,643,377
Certificate of deposit 15.7%					$213,660,256
(Cost $213,598,126)
Bank of Nova Scotia (P)	11-07-16	0.968		3,600,000	3,601,634
State Street Bank & Trust Company (P)	04-13-17	1.073		40,000,000	40,017,040
Sumitomo Mitsui Trust Bank, Ltd. (P)	02-24-17	1.095		25,000,000	25,005,200
Toronto-Dominion Bank (P)	02-01-17	1.033		30,000,000	30,012,600
Wells Fargo Bank NA	11-07-16 to 02-01-17	0.850 to 1.060		25,000,000	25,004,982
Wells Fargo Bank NA (P)	02-15-17 to 09-22-17	1.040 to 1.343		40,000,000	40,005,800
Westpac Banking Corp. (P)	02-16-17	1.040		50,000,000	50,013,000

2SEE NOTES TO FUND'S INVESTMENTS

Collateral Trust

	Maturity date	Yield	* (%)	Par value^	Value
Time deposits 3.4%					$45,999,998
(Cost $46,000,000)
BNP Paribas SA	10-03-16	0.250		46,000,000	45,999,998
Total investments (Cost $1,372,812,759)† 100.6%					$1,373,083,210
Other assets and liabilities, net (0.6%)					($8,382,417)
Total net assets 100.0%					$1,364,700,793

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 9-30-16, the aggregate cost of investment securities for federal income tax purposes was $1,372,812,759. Net unrealized appreciation aggregated to $270,451 of which $284,539 related to appreciated investment securities and $14,088 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2016, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q3	09/16
This report is for the information of the shareholders of John Hancock Collateral Trust.		11/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 11, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 11, 2016